CONVERTIBLE REDEEMABLE PREFERRED SHARES - Narratives (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2021 CNY (¥)	Apr. 30, 2025
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Preferred stock, redemption simple interest (%)					12.00%
Preferred stock, initial conversion ratio				1		1
Payments for offering expenses	¥ 36,272	$ 5,186	¥ 10,091
Series A preferred stock
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Preferred stock, dividend rate (%)					8.00%
Payments for offering expenses					¥ 300
Series B preferred stock
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Preferred stock, dividend rate (%)					8.00%
Payments for offering expenses					¥ 3,100
Series B+ Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Preferred stock, dividend rate (%)	8.00%	8.00%
Payments for offering expenses				¥ 0